Stock-Based Compensation - Stock Based Compensation Expense (Details) - Adagio Medical Inc - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation
Total stock-based compensation	$ 221	$ 204	$ 442	$ 365
Selling, general and administrative
Stock-Based Compensation
Total stock-based compensation	192	176	384	318
Research and development
Stock-Based Compensation
Total stock-based compensation	$ 29	$ 28	$ 58	$ 47